CONVERTIBLE LOANS (2011 Convertible Loan Agreement) (Details)	6 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 01, 2011 Convertible Loan Agreement with Distributor [Member] USD ($)	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member] USD ($)	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member]	Jan. 04, 2011 Convertible Loan Agreement with Distributor [Member] InspireMD Ltd. [Member] USD ($)
Debt Instrument [Line Items]
Original aggregate principal amount						$ 100,000
Debt conversion price						$ 1.23		$ 10.0
Product, price per unit						400.0	400.0
Conversion of convertible loan into shares		$ 668,000			$ 100,000
Shares issued in exchange for surrender of loan					81,161